4. SALE OF STOCK (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2015	Sep. 30, 2015
Stock issued new shares	1,717,152
Stock issued, value	$ 1,030,291	$ 852,779
June 25, 2008 Warrants
Warrants outstanding			493,398
Warrant exercise price			$ 1.03
September 28, 2012 Warrants
Warrants outstanding			2,189,724
Warrant exercise price			$ 1.11
September 28, 2012 Warrants 2
Warrants outstanding			217,322
Warrant exercise price			$ 0.85